Share-Based Compensation (Restricted Stock) (Details) (Employee Restricted Stock [Member], USD $)	12 Months Ended
	Jul. 03, 2010	Jun. 27, 2009
Employee Restricted Stock [Member]
Equity instruments other than options granted, shares		75,822
Equity instruments other than options granted, weighted average grant date fair value per share		$ 23.74
Equity instruments other than options granted, award vesting period		three-year period
Equity instruments other than options forfeited, shares	37,911